Mar. 01, 2018

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated July 10, 2018

to the Prospectus, Summary Prospectus,

and Statement of Additional Information (“SAI”) dated May 1, 2018 for the following Series and Class of the Fund:

Rainier International Discovery Series

(the “Series”)

Class R6

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and Statement of Additional Information, and should be read in conjunction with those documents.

As of July 12, 2018 (the “Effective Date”), the name, investor eligibility and investment minimums of the Class R6 shares of the Series will be changed as follows:

	Current	New
Class Name	Class R6	Class Z
Eligible Investors	Qualified retirement plans, such as employee benefit plans, defined contribution plans, and 401(k) plans.	Institutions, such as investment companies, foundations, endowments, banks, trusts and corporate capital and cash management accounts; employee benefit plans; individual investors; and certain financial intermediaries.
Investment Minimums	Initial – None Minimum Balance Requirement – None	Initial – $1,000,000 Minimum Balance Requirement –$1,000,000

Accordingly, as of the Effective Date, the Prospectus, Summary Prospectus and Statement of Additional Information are hereby supplemented and revised as follows:

1)	All references to Class R6 shares are hereby revised to refer to Class Z shares.

2)	The following disclosure is hereby added to the end of the first paragraph of the “Fees and Expenses” section of the Summary Prospectus and the summary section of the Prospectus:

You may be required to pay brokerage commissions for purchases of Class Z Shares. Such commissions are not reflected in the table or the Example below.